Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

19.	Commitments and contingencies

Contingencies

The Company’s operations are subject to a variety of local and state regulations. Failure to comply with one or more of these regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state regulations as of March 31, 2026 and December 31, 2025, marijuana regulations continue to evolve and are subject to differing interpretations. In addition, the use, sale, and possession of cannabis in the United States, despite state laws, is illegal under federal law. However, individual states have enacted legislation permitting exemptions for various uses, mainly for medical and industrial use but also including recreational use. As a result of the differing state and federal laws, the Company may be subject to regulatory fines, penalties, or restrictions in the future.

Cryptocurrency acquisition restriction. In connection with the March 12, 2026 private placement of Series A-1 preferred shares to La Jefa Partners, LLC, the Company has covenanted that, for a period of twenty-four months following the closing date (through March 12, 2028), the Company will not acquire any cryptocurrency, including Bitcoin, other than nominal amounts accepted in business-to-business transactions.

Claims and Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of March 31, 2026 and December 31, 2025, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations. As of March 31, 2026 and December 31, 2025, there are also no proceedings in which any of the Company’s directors, officers, or affiliates is an adverse party to the Company or has a material interest adverse to the Company’s interest.

21.	Commitments and contingencies

Contingencies

The Company’s operations are subject to a variety of local and state regulations. Failure to comply with one or more of these regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state regulations as of December 31, 2025 and 2024, marijuana regulations continue to evolve and are subject to differing interpretations. In addition, the use, sale, and possession of cannabis in the United States, despite state laws, is illegal under federal law. However, individual states have enacted legislation permitting exemptions for various uses, mainly for medical and industrial use but also including recreational use. As a result of the differing state and federal laws, the Company may be subject to regulatory fines, penalties or restrictions in the future.

Claims and Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of December 31, 2025 and 2024, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations. As of December 31, 2025 and 2024 there are also no proceedings in which any of the Company’s directors, officers or affiliates is an adverse party to the Company or has a material interest adverse to the Company’s interest.